Expense Example {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-13 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108